UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:  811-09303

Kinetics Mutual Funds, Inc.
(Exact name of registrant as specified in charter)

555 Taxter Road, Suite 175, Elmsford, NY  10523
(Address of principal executive offices)  (Zip code)

Andrew M. Fishman
555 Taxter Road Suite 175
 Elmsford, NY 10523
(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-646-495-7333

Date of fiscal year end:  12/31

Date of reporting period:  07/01/2007 – 06/30/2008

ITEM 1. PROXY VOTING RECORD

The funds of Kinetics Mutual Funds, Inc. are feeder funds that hold shares in the master portfolios of Kinetics Portfolios Trust (the “Trust”).  For the voting record of the Trust’s master portfolios, please see Form N-PX filed on Edgar on August 26, 2008 by Kinetics Portfolios Trust, CIK # 0001113229.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Kinetics Mutual Funds, Inc.

By (Signature and Title):  /s/ Peter B. Doyle
                                          Peter B. Doyle
                                          President

Date:  August 25, 2008